Subsequent Events	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
NOTE 21 - SUBSEQUENT EVENTS
On February 14, 2014, Navios Partners completed its public offering of 5,500,000 common units at $17.30 per unit and raised gross proceeds of approximately $95,150 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs estimated at $320 were approximately $91,135. Pursuant to this offering, Navios Partners issued 112,245 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,942. On February 18, 2014, Navios Partners completed the exercise of the option previously granted to the underwriters in connection with the offering and issued 825,000 additional common units at the public offering price less the underwriting discount. As a result of the exercise of the option, Navios Partners raised additional gross proceeds of $14,273 and net proceeds, including the underwriting discount, of approximately $13,670 and issued 16,837 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $291.
On January 24, 2014, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2013 of $0.4425 per unit. The distribution was paid on February 14, 2014 to all holders of record of common and general partner units on February 10, 2014. The aggregate amount of the declared distribution was $32,573.

On January 18, 2014, Navios Partners acquired from an unrelated third party the Navios Sun, a 2005-built Panamax vessel of 76,619 dwt, for a purchase price of $15,741 paid in cash, which was held in escrow as of December 31, 2013.
On January 7, 2014, Navios Partners acquired from an unrelated third party the Navios La Paix, a new building Ultra-Handymax vessel of 61,485 dwt, for a purchase price of $27,500 paid in cash, which was partially held in escrow as of December 31, 2013.